Shareholder Fees	May 29, 2026 USD ($)
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus [Line Items]
Shareholder Fee, Other	0
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0